Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Activities
Net income (loss)	$ (38)	$ 712	$ 1,636
Adjustments to reconcile net income to net cash provided by operating activities
Amortization of deferred policy acquisition costs and present value of future profits	1,988	2,444	1,709
Additions to deferred policy acquisition costs and present value of future profits	(1,639)	(1,696)	(1,729)
Change in reserve for future policy benefits and unpaid losses and loss adjustment expenses and unearned premiums	(226)	1,451	(93)
Change in reinsurance recoverables	(351)	(31)	353
Change in receivables and other assets	(257)	(211)	437
Change in payables and accruals	874	(491)	(612)
Change in accrued and deferred income taxes	(386)	(82)	521
Net realized capital losses	711	24	554
Net receipts (disbursements) from investment contracts related to policyholder funds — international variable annuities	(1,539)	(2,332)	497
Net (increase) decrease in equity securities, trading	1,566	2,321	(499)
Depreciation and amortization	467	668	596
Goodwill impairment	0	30	0
Goodwill impairment	0	0	153
Loss on extinguishment of debt	910	0	0
Reinsurance loss on disposition, including goodwill impairment of $342	533	0	0
Other operating activities, net	68	(533)	(214)
Net cash provided by operating activities	2,681	2,274	3,309
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	44,116	37,914	49,155
Fixed maturities, fair value option	283	37	20
Equity securities, available-for-sale	295	239	325
Mortgage loans	515	515	1,723
Partnerships	208	237	367
Payments for the purchase of:
Fixed maturities, available-for-sale	(42,578)	(37,627)	(50,807)
Fixed maturities, fair value option	(182)	(664)	(75)
Equity securities, available-for-sale	(144)	(270)	(163)
Mortgage loans	(1,483)	(1,800)	(291)
Partnerships	(903)	(784)	(348)
Proceeds from business sold	58	278	241
Derivatives, net	(2,665)	720	(338)
Change in policy loans, net	4	180	(7)
Change in payables for collateral under securities lending, net	0	0	(46)
Other investing activities, net	(81)	(157)	(190)
Net cash used for investing activities	(2,557)	(1,182)	(434)
Financing Activities
Deposits and other additions to investment and universal life-type contracts	10,951	11,531	12,602
Withdrawals and other deductions from investment and universal life-type contracts	(25,543)	(21,022)	(22,476)
Net transfers from separate accounts related to investment and universal life-type contracts	13,196	9,843	8,409
Repayments at maturity or settlement of consumer notes	(153)	(68)	(754)
Net increase (decrease) in securities loaned or sold under agreements to repurchase	1,988
Repurchase of warrants	(300)
Net proceeds from issuance of mandatory convertible preferred stock	0	0	556
Net proceeds from issuance of common shares under public offering	0	0	1,600
Redemption of preferred stock and warrants issued to U.S. Treasury	0	0	(3,400)
Repayment of long-term debt	(2,133)	(405)	(343)
Proceeds from the issuance of long-term debt	2,123		1,090
Proceeds from net issuance of shares under incentive and stock compensation plans, excess tax benefit and other	14	10	25
Treasury stock acquired	(154)	(46)
Dividends paid on preferred stock	(42)	(42)	(85)
Dividends paid on common stock	(175)	(153)	(85)
Changes in bank deposits and payments on bank advances		(257)	(94)
Net cash used for financing activities	(228)	(609)	(2,955)
Foreign exchange rate effect on cash	(56)	36	0
Net increase (decrease) in cash	(160)	519	(80)
Cash - beginning of period	2,581	2,062	2,142
Cash - end of period	2,421	2,581	2,062
Supplemental Disclosure of Cash Flow Information
Income taxes paid (received)	(486)	179	308
Interest paid	461	501	485
Supplemental Disclosure of Non-Cash Investing Activity
Conversion of fixed maturities, available-for-sale to equity securities, available-for-sale	$ 67	$ 0	$ 0